Earnings Per Share (Reconciliation Of Net Income Attributable To Ensco Shares) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Earnings Per Share [Abstract]
Net income attributable to Ensco	$ 64.6	$ 189.8
Net income allocated to non-vested share awards	(1.0)	(2.4)
Net income attributable to Ensco shares	$ 63.6	$ 187.4